Critical accounting judgment and key sources of estimation and uncertainty	12 Months Ended
Dec. 31, 2022
Critical accounting judgment and key sources of estimation and uncertainty
Critical accounting judgment and key sources of estimation and uncertainty

5. Critical accounting judgment and key sources of estimation and uncertainty

In the process of applying the Company’s accounting policies, management is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. These estimates and associated assumptions are based on the knowledge available as of the preparation date of the financial statements and historical experiences as well as other factors that are considered to be relevant. The estimates and underlying assumptions are reviewed on an ongoing basis.

Developments outside management’s control may cause actual amounts to differ from the original estimates. In that case, the underlying assumptions and, if necessary, the carrying amounts of the pertinent assets and liabilities are adjusted accordingly. Revisions to accounting estimates are recognized in the period in which the estimate is revised, if the revision affects only that period, or in the period of the revision and future periods, if the revision affects both current and future periods.

The Company faces an increasingly complex and uncertain macroeconomic and geopolitical environment, related to the ongoing conflict between Russia and Ukraine. The conflict raises further risks and uncertainties. The heightened use of trade restrictions and sanctions, including tariffs or prohibitions on technology transfers to achieve diplomatic ends could impact our ability to conduct our business as planned. A spill-over of the conflict to neighboring countries, the European Union or NATO members could result in further adverse impacts on our business, including a drop in market demand, price increases for raw materials and energy or delays in the global supply chain. Eastern Europe was not an important market for the Company in the past, therefore Management considers sales risks related to the conflict as minor.

The business year 2022 was only minimally impacted by the COVID-19 pandemic. In most of the countries of the world, governments eased or even canceled restrictions, which were implemented in order to contain the pandemic. The positive trend of recovery from the economic slow-down which voxeljet observed since the third quarter of 2021 continued. The zero-COVID strategy, pursued by the Chinese government, still led to several restrictions in China, resulting into lockdowns of entire cities or regions. This led to delays in production of raw materials and intermediate products as well as price increases, which caused adverse impacts on the global supply chain. Nevertheless, voxeljet was able to fulfill the production plan as scheduled. In spite of the improvement of the COVID-19 situation, there are still uncertainties related to the pandemic, as the situation could worsen at any time.

The assumptions and estimates refer primarily to the assessment of the Company of the ability to continue as a going concern (see further discussion in Note 2.), recognition of revenue, and the consideration of the renewal options of the lease contracts in determining the appropriate lease terms.

The key assumptions concerning the future and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next fiscal year are discussed below.

Revenue recognition

Revenue is measured based on the consideration specified in a contract with a customer. The Group recognizes revenue when it transfers control over a good or service to a customer.

Revenue on the sale of new or refurbished 3D printers is recognized at the point in time after completed installation of 3D printers at the customer site and evidenced through final acceptance by the customer. Customers obtain control of the 3D printers when the customers have accepted the assets.

The Company recognizes revenue on the maintenance contracts for 3D printers by applying the input method to measure the progress that depicts the transfer of control of the goods or services to the customer towards complete satisfaction of a performance obligation over time. The determination of the expected number of service visits and goods to be provided under a contract require significant judgment and have been estimated by the Company’s service department based on historical experience.

Recognition of derivative financial instruments

The embedded derivative financial instruments, which were embedded in Tranche A and B1 of the loan granted in Euros by the EIB, were required to be bifurcated and accounted for separately from the host contract because their value was dependent on the share price of the Company, which was not closely related to the host contract. The embedded derivative financial instruments were revalued at each balance sheet date, with changes in their fair value recorded within the financial result of the consolidated statements of comprehensive loss. The fair value of the embedded derivative financial instruments, which are not traded in an active market, was determined by management using valuation techniques which were dependent on inputs such as share prices, share volume, discount rates and foreign currency exchange rates. In the prior year ended December 31, 2021, finance income related to Tranche A and Tranche B1 resulting from the revaluations described above amounted to kEUR 460 and kEUR 292, respectively. Due to the successful closing of the Sale-Leaseback on October 31, 2022, the revised expected future cash flows of tranches A and B1 related to the EIB loan after September 30, 2022, changed and the final settlement amount was determined. Consequently, the Company has written down the bifurcated embedded derivative financial instruments relating to the performance participation interest for tranche A and tranche B1 and adjusted the carrying amount of EIB loan tranches A and B1, what resulted in a finance expense of kEUR 4,664 and kEUR 907, respectively in the third quarter of 2022. The full year 2022 impact including the write-down and the derecognition of the bifurcated embedded derivative financial asset relating to the performance participation interest for tranche A resulted in finance expense amounting to kEUR 2,827, and the bifurcated embedded derivative financial liability for the performance participation interest for tranche B1 resulted in finance income of kEUR 516. The write-down resulted from the early repayment of the Finance Contract with EIB in October 2022. Through the repayment on October 31, 2022, the carrying amounts of the long-term debt related to tranche A and B1 were derecognized.

Lease term as a lessee

The Company leases certain properties which contain extension options exercisable by the Company after the end of the non-cancellable contract period. The extension options held are exercisable only by the Company and not by the lessors. The Company assesses at lease commencement date whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant changes in circumstances within its control.